Intangible Assets, Net (Details)	1 Months Ended			12 Months Ended
	Apr. 30, 2015 CNY (¥)	Apr. 30, 2015 USD ($)	Mar. 31, 2014	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2011 USD ($)
Intangible Assets, Net
Intangible assets subject to amortization, gross				$ 290,508,243	$ 276,762,319
Intangible assets subject to amortization, net				108,146,871	119,599,586
Total intangible assets, net				$ 108,882,900	120,380,671
Weighted Average Amortization Periods				8 years 10 months 21 days
Amortization amount					52,922	$ 935,177
Amortization expense				$ 28,730,562	24,677,508	37,009,330
Amortization expense expected to be recorded
2016				14,711,092
2017				14,481,915
2018				13,370,560
2019				12,455,303
2020				11,788,519
Advertising agency agreement with SINA
Intangible Assets, Net
Intangible assets subject to amortization, gross				106,790,000	106,790,000
Less: Accumulated amortization				$ (57,341,457)	(51,286,533)
Weighted Average Amortization Periods				8 years 9 months
License agreements with SINA
Intangible Assets, Net
Intangible assets subject to amortization, gross				$ 80,660,000	80,660,000
Less: Accumulated amortization				$ (43,881,281)	(39,377,764)
Weighted Average Amortization Periods				8 years 9 months
Exclusive rights with Baidu
Intangible Assets, Net
Intangible assets subject to amortization, gross				$ 54,096,827	45,151,494
Less: Accumulated amortization				(54,096,827)	(43,034,803)
Purchase price of intangible assets	¥ 75,000,000	$ 12,023,475					$ 47,612,100
Fair value of intangible assets							43,847,992
Difference between fair value and principal amount							$ 3,764,108
Payment to acquire exclusive rights				12,023,475	9,004,710	15,347,915
Amortization amount				0	52,922	$ 935,177
Computer software licenses
Intangible Assets, Net
Intangible assets subject to amortization, gross				14,733,911	9,534,433
Less: Accumulated amortization				$ (5,858,041)	(4,784,950)
Weighted Average Amortization Periods				7 years 2 months 1 day
Customer relationship
Intangible Assets, Net
Intangible assets subject to amortization, gross				$ 11,827,601	12,084,676
Less: Accumulated amortization				$ (9,101,229)	(8,086,039)
Weighted Average Amortization Periods				4 years 4 months 13 days
Database license
Intangible Assets, Net
Intangible assets subject to amortization, gross				$ 8,300,000	8,300,000
Less: Accumulated amortization				$ (6,102,942)	(5,126,472)
Weighted Average Amortization Periods				2 years 3 months
Favorable lease term
Intangible Assets, Net
Intangible assets subject to amortization, gross				$ 9,541,891	9,541,891
Less: Accumulated amortization				$ (1,698,374)	(1,167,905)
Weighted Average Amortization Periods				16 years 11 days
Non-compete agreements
Intangible Assets, Net
Intangible assets subject to amortization, gross				$ 3,326,771	3,415,152
Less: Accumulated amortization				$ (3,303,820)	(3,349,230)
Weighted Average Amortization Periods				3 months
Customer contracts
Intangible Assets, Net
Intangible assets subject to amortization, gross				$ 1,009,216	1,054,964
Less: Accumulated amortization				$ (865,459)	(871,174)
Weighted Average Amortization Periods				3 years 11 months 9 days
Domain name
Intangible Assets, Net
Intangible assets subject to amortization, gross				$ 222,026	229,709
Less: Accumulated amortization				$ (111,942)	(77,863)
Weighted Average Amortization Periods				3 years 10 months 17 days
SINA | Advertising agency agreement and license agreements
Intangible Assets, Net
Additional extension of agreement period			5 years
Percentage of revenue fee on sales			15.00%
Trademark
Intangible Assets, Net
Intangible assets not subject to amortization				$ 736,029	$ 781,085